UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21051______

_______BlackRock Maryland Municipal Bond Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Maryland Municipal Bond Trust

_______40 East 52nd Street, New York, NY 10022_______
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___August 31, 2005

Date of reporting period:__May 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (Unaudited)

BlackRock Maryland Municipal Bond Trust (BZM)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.8%
			Maryland—121.9%
NR	$500		Annapolis Spec. Oblig., Park Place Proj., Ser. A, 5.35%, 7/01/34	01/15 @ 101	$ 509,135
A3	2,870		Anne Arundel Cnty. Econ. Dev., Cmnty. Coll. Proj., 5.25%, 9/01/28	09/12 @ 102	3,098,710
NR	1,000		Baltimore, Spec. Oblig. Rev., Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,061,540
			Baltimore Cnty., GO,
AAA	2,000	[3]	Met. 67th Dist., 5.00%, 6/01/22	06/11 @ 101	2,150,220
AAA	2,000		Met. 68th Dist., 5.00%, 8/01/28	08/12 @ 100	2,123,360
			Baltimore Wstwtr. Proj., Ser. A, FGIC,
AAA	2,000		5.125%, 7/01/42	07/12 @ 100	2,107,180
AAA	3,500		5.20%, 7/01/32	07/12 @ 100	3,763,270
Baa3	1,500		Econ. Dev. Corp., Student Hsg. Rev., Univ. of Maryland Proj.,
			Ser. A, 5.75%, 10/01/33	10/13 @ 100	1,576,785
NR4	1,000		Frederick Cnty., Urbana Cmnty. Dev. Auth. Proj., 6.625%, 7/01/25	07/07 @ 102	1,045,460
			Hlth. & Higher Edl. Facs. Auth.,
A	2,000		Brd. of Child Care Proj., 5.375%, 7/01/32	07/12 @ 100	2,150,140
BBB+	1,990		Carroll Cnty. Gen. Hosp. Proj., 6.00%, 7/01/37	07/12 @ 100	2,141,678
A-	750		Goucher Coll. Proj., 5.375%, 7/01/25	07/14 @ 100	815,333
AA	2,000		Johns Hopkins Univ. Proj., Ser. B, 5.00%, 7/01/41	07/11 @ 100	2,079,540
A	2,000		Loyola Coll. Issue Proj., 5.00%, 10/01/39	10/09 @ 101	2,063,980
A3	2,000		Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	2,123,800
A	2,000		Univ. of Maryland Med. Sys. Proj., 5.25%, 7/01/34	07/11 @ 100	2,078,920
A+	1,905		Ind. Dev. Fin. Auth., Econ. Dev. Rev., Nat. Aquarium Baltimore Fac. Proj.,
			Ser. B, 5.20%, 11/01/26	11/12 @ 100	2,027,663
			Montgomery Cnty. Lease, Metrorail Garage Proj.,
AA	500		5.00%, 6/01/23	06/12 @ 100	534,965
AA	1,435		5.00%, 6/01/24	06/12 @ 100	1,532,623
			St. Marys Coll., Academic & Auxil. Fees, Ser. A, AMBAC,
AAA	1,000		5.00%, 9/01/27	09/12 @ 101	1,064,520
AAA	1,000		5.00%, 9/01/32	09/12 @ 101	1,058,060
AAA	2,000		Transp. Auth., Arpt. Pkg. Rev., Baltimore/Wash Intl. Arpt. Proj.,
			Ser. B, 5.125%, 3/01/24, AMBAC	03/12 @ 101	2,105,780

					39,212,662

			Multi-State—7.1%
Baa1	2,000	[5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,284,980

			Puerto Rico—24.8%
BBB	2,000		Children’s Trust Fund, Tobacco Settlement Rev., 5.50%, 5/15/39	05/12 @ 100	2,014,660
AAA	2,060		Elec. Pwr. Auth., Ser. HH, 5.25%, 7/01/29, FSA	07/10 @ 101	2,233,576
A	2,000		Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	2,123,580
			Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	1,100	[6]	5.375%, 7/01/12	N/A	1,235,608
BBB	350		5.375%, 7/01/33	07/12 @ 100	377,387

					7,984,811

			Total Investments—153.8% (cost $45,796,5677)		$49,482,453
			Other assets in excess of liabilities—2.2%		698,297
			Preferred shares at redemption value, including dividends payable—(56.0)%		(18,006,167)

			Net Assets Applicable to Common Shareholders—100%		$32,174,583

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Securities, or a portion thereof, pledged as collateral with a value of $215,022 on 144 short U.S. Treasury Note futures contracts expiring Sept. 2005. The value of such contracts on May 31, 2005 was $16,310,250, with an unrealized loss of $173,947.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2005, the Trust held 7.1% of it nets assets, with a current market value of $2,284,980, in securities restricted as to resale.
[6]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[7]	Cost for Federal income purposes is $45,792,516. The net unrealized appreciation on a tax basis is $3,689,937 consisting of $3,689,937 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corporation	FSA	— Financial Security Assurance
FGIC	— Financial Guaranty Insurance Company	GO	— General Obligation

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Maryland Municipal Bond Trust___

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: __/s/ Robert S. Kapito_____________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 22, 2005

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 22, 2005